Offsets	Apr. 13, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-294062
Initial Filing Date	Mar. 05, 2026
Fee Offset Claimed	$ 296,151.56
Explanation for Claimed Amount	Previously paid with Registration Statement on Form S-4 (No. 333-294062), filed by Visa with the U.S. Securities and Exchange Commission on March 5, 2026 in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-276747
Initial Filing Date	Jan. 29, 2024
Fee Offset Claimed	$ 7,576,289.88
Explanation for Claimed Amount	The shares of Class A common stock registered hereby that are issuable upon the conversion of the Class B-3 common stock and Class C common stock offered in the transaction reported hereby (the "Current Exchange Offer") were previously registered pursuant to Visa's registration statement on Form S-4 (File No. 333-276747) (the "Prior S-4 Registration Statement") and that were issuable upon the conversion of Class B-2 common stock and Class C common stock offered as partial consideration in Visa's prior exchange offer (the "Prior Exchange Offer") to which the Prior S-4 Registration Statement relates. Due to restrictions in Visa's certificate of incorporation, Visa's Class B-2 common stock has not yet become convertible into shares of Class A common stock, and therefore such underlying shares of Class A common stock remain unsold. The number of unsold securities associated with fee offset claimed consists of (i) 3,836,920 shares of Class A common stock issuable upon conversion of the Class C common stock that was registered but not issued in the Prior Exchange Offer and (ii) 194,876,248 shares of Class A common stock into which the shares of Class B-2 common stock registered in the Prior Exchange Offer was convertible (in each case, rounded down to the nearest whole share) but remain unsold. The filing fee previously paid by Visa that corresponds to this amount of Class A common stock equals $7,945,220.95 of which $7,576,289.88 is the amount that Visa is offsetting the fee payable in connection with the Current Exchange Offer.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Visa Inc.
Form or Filing Type	S-4
File Number	333-294062
Filing Date	Mar. 05, 2026
Fee Paid with Fee Offset Source	$ 296,151.56
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Visa Inc.
Form or Filing Type	S-4
File Number	333-276747
Filing Date	Jan. 29, 2024
Fee Paid with Fee Offset Source	$ 15,583,616.04